EARNINGS PER SHARE - Schedule of Calculation of Basic and Diluted Net Income per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Earnings Per Share [Abstract]
Net income (loss)	$ 4,613	$ (7,234)	$ (11,645)
Net income attributable to noncontrolling interest	5,251	4,817	3,925
Net loss attributable to Cognyte Software Ltd.	$ (638)	$ (12,051)	$ (15,570)
Weighted-average shares outstanding:
Basic (in shares)	72,910	71,797	70,081
Diluted (in shares)	72,910	71,797	70,081
Net loss per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.01)	$ (0.17)	$ (0.22)
Diluted (in dollars per share)	$ (0.01)	$ (0.17)	$ (0.22)